SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 209,705	$ 189,592
Termination benefits	16,557	8,878
Total current salaries and security payables	226,262	198,470
Non-current
Termination benefits	9,468	8,120
Total non-current salaries and security payables	9,468	8,120
Total salaries and social security payables	$ 235,730	$ 206,590